SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Globis Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2021 USD ($) shares
Restructuring Cost and Reserve [Line Items]
Unrecognized tax benefits	$ 0
Antidilutive securities excluded from calculation of diluted loss per share | shares	15,789,722
Concentrations of credit risk	$ 250,000